PGIM Conservative Retirement Spending Fund
Schedule of Investments (unaudited) as of December 31, 2024
Description	Shares		Value
Long-Term Investments 86.4%
Affiliated Exchange-Traded Fund 2.0%
PGIM Active High Yield Bond ETF		2,927	$101,684
(cost $100,916)(wa)
Affiliated Mutual Funds — 80.9%
Domestic Equity — 24.8%
PGIM Quant Solutions Large-Cap Index Fund (Class R6)		16,244	715,398
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)		10,802	102,724
PGIM US Real Estate Fund (Class R6)		29,304	453,339
			1,271,461
Fixed Income — 43.4%
PGIM Core Conservative Bond Fund (Class R6)		156,967	1,332,653
PGIM Quant Solutions Commodity Strategies Fund (Class R6)		19,436	128,277
PGIM TIPS Fund (Class R6)		93,301	769,729
			2,230,659
International Equity — 12.7%
PGIM Jennison Global Infrastructure Fund (Class R6)		27,991	448,967
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)		15,478	204,931
			653,898

Total Affiliated Mutual Funds (cost $4,071,769)(wa)			4,156,018
Unaffiliated Exchange-Traded Fund 3.5%
Vanguard Long-Term Bond ETF (cost $183,017)		2,613	178,808

Total Long-Term Investments (cost $4,355,702)			4,436,510

Short-Term Investment 14.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $759,100)(wa)		759,100	759,100

TOTAL INVESTMENTS 101.2% (cost $5,114,802)			5,195,610
Liabilities in excess of other assets (1.2)%			(61,515)

Net Assets 100.0%			$5,134,095

PGIM Conservative Retirement Spending Fund

PGIM Conservative Retirement Spending Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2024

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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